Other income (Tables)	12 Months Ended
Mar. 31, 2022
Other Income
Schedule of other income

	March 31,
	2020	2021	2022
Liability no longer required to be paid	38,973	87,925	119,708
Government grant	86,810	7,883	-
Gain on termination/rent concession of leases	27,241	33,238	35,847
Gain on sale of property, plant and equipment (net)	4,842	2,480	1,931
Miscellaneous income	1,765	519	1,162
Total	159,631	132,045	158,648